Distribution Date:	12/10/21	GS Mortgage Securities Trust 2015-GC32
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street, NW, 8th Floor | Washington, DC 20006
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	24
		Controlling Class	400 Capital Management LLC
Specially Serviced Loan Detail - Part 1	25	Representative
Specially Serviced Loan Detail - Part 2	26		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	4,988,375.38	0.00	12,728.67	0.00	0.00	12,728.67	4,988,375.38	34.18%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	180,000,000.00	0.00	524,700.00	0.00	0.00	524,700.00	180,000,000.00	34.18%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	331,866,000.00	0.00	1,040,953.02	0.00	0.00	1,040,953.02	331,866,000.00	34.18%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	64,081,657.69	1,426,321.85	187,599.05	0.00	0.00	1,613,920.90	62,655,335.84	34.18%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00	26.20%	23.00%
B	36250PAJ4	4.411755%	60,188,000.00	60,188,000.00	0.00	221,278.92	0.00	0.00	221,278.92	60,188,000.00	19.37%	17.00%
C	36250PAL9	4.421755%	42,632,000.00	42,632,000.00	0.00	157,090.22	0.00	0.00	157,090.22	42,632,000.00	14.53%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	0.00	143,305.38	0.00	0.00	143,305.38	51,410,000.00	8.69%	7.63%
E	36250PAP0	4.421755%	20,063,000.00	20,063,000.00	0.00	73,928.06	0.00	0.00	73,928.06	20,063,000.00	6.41%	5.63%
F	36250PAR6	4.421755%	10,031,000.00	10,031,000.00	0.00	36,962.19	0.00	0.00	36,962.19	10,031,000.00	5.27%	4.63%
G	36250PAT2	4.421755%	17,555,000.00	17,555,000.00	0.00	64,686.59	0.00	0.00	64,686.59	17,555,000.00	3.28%	2.88%
H*	36250PAV7	4.421755%	28,840,074.00	28,840,074.00	0.00	119,877.87	0.00	0.00	119,877.87	28,840,074.00	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	881,873,107.07	1,426,321.85	2,818,223.24	0.00	0.00	4,244,545.09	880,446,785.22

Notional Certificates
X-A	36250PAF2	0.733975%	772,404,000.00	651,154,033.07	0.00	398,275.65	0.00	0.00	398,275.65	649,727,711.22
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	60,188,000.00
X-D	36250PAN5	1.076755%	51,410,000.00	51,410,000.00	0.00	46,129.98	0.00	0.00	46,129.98	51,410,000.00
Notional SubTotal			884,002,000.00	762,752,033.07	0.00	444,907.20	0.00	0.00	444,907.20	761,325,711.22

Deal Distribution Total					1,426,321.85	3,263,130.44	0.00	0.00	4,689,452.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	98.03233527	0.00000000	0.25014582	0.00000000	0.00000000	0.00000000	0.00000000	0.25014582	98.03233527
A-3	36250PAC9	1,000.00000000	0.00000000	2.91500000	0.00000000	0.00000000	0.00000000	0.00000000	2.91500000	1,000.00000000
A-4	36250PAD7	1,000.00000000	0.00000000	3.13666667	0.00000000	0.00000000	0.00000000	0.00000000	3.13666667	1,000.00000000
A-AB	36250PAE5	754.04379283	16.78341629	2.20746317	0.00000000	0.00000000	0.00000000	0.00000000	18.99087946	737.26037654
A-S	36250PAH8	1,000.00000000	0.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	3.34833333	1,000.00000000
B	36250PAJ4	1,000.00000000	0.00000000	3.67646242	0.00000000	0.00000000	0.00000000	0.00000000	3.67646242	1,000.00000000
C	36250PAL9	1,000.00000000	0.00000000	3.68479593	0.00000000	0.00000000	0.00000000	0.00000000	3.68479593	1,000.00000000
D	36250PAM7	1,000.00000000	0.00000000	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	2.78750010	1,000.00000000
E	36250PAP0	1,000.00000000	0.00000000	3.68479589	0.00000000	0.00000000	0.00000000	0.00000000	3.68479589	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.68479613	0.00000000	0.00000000	0.00000000	0.00000000	3.68479613	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.68479578	0.00000000	0.00000000	0.00000000	0.00000000	3.68479578	1,000.00000000
H	36250PAV7	1,000.00000000	0.00000000	4.15664225	(0.47184657)	4.13178968	0.00000000	0.00000000	4.15664225	1,000.00000000
R	36250PAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	843.02260614	0.00000000	0.51563126	0.00000000	0.00000000	0.00000000	0.00000000	0.51563126	841.17600533
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	1,000.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	0.89729586	0.00000000	0.00000000	0.00000000	0.00000000	0.89729586	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	12,728.67	0.00	12,728.67	0.00	0.00	0.00	12,728.67	0.00
A-3	11/01/21 - 11/30/21	30	0.00	524,700.00	0.00	524,700.00	0.00	0.00	0.00	524,700.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,040,953.02	0.00	1,040,953.02	0.00	0.00	0.00	1,040,953.02	0.00
A-AB	11/01/21 - 11/30/21	30	0.00	187,599.05	0.00	187,599.05	0.00	0.00	0.00	187,599.05	0.00
X-A	11/01/21 - 11/30/21	30	0.00	398,275.65	0.00	398,275.65	0.00	0.00	0.00	398,275.65	0.00
X-B	11/01/21 - 11/30/21	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	11/01/21 - 11/30/21	30	0.00	46,129.98	0.00	46,129.98	0.00	0.00	0.00	46,129.98	0.00
A-S	11/01/21 - 11/30/21	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	11/01/21 - 11/30/21	30	0.00	221,278.92	0.00	221,278.92	0.00	0.00	0.00	221,278.92	0.00
C	11/01/21 - 11/30/21	30	0.00	157,090.22	0.00	157,090.22	0.00	0.00	0.00	157,090.22	0.00
D	11/01/21 - 11/30/21	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	11/01/21 - 11/30/21	30	0.00	73,928.06	0.00	73,928.06	0.00	0.00	0.00	73,928.06	0.00
F	11/01/21 - 11/30/21	30	0.00	36,962.19	0.00	36,962.19	0.00	0.00	0.00	36,962.19	0.00
G	11/01/21 - 11/30/21	30	0.00	64,686.59	0.00	64,686.59	0.00	0.00	0.00	64,686.59	0.00
H	11/01/21 - 11/30/21	30	132,281.78	106,269.78	0.00	106,269.78	(13,608.09)	0.00	0.00	119,877.87	119,161.12
Totals			132,281.78	3,249,522.35	0.00	3,249,522.35	(13,608.09)	0.00	0.00	3,263,130.44	119,161.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.411755%	60,188,000.00	60,188,000.00	0.00	221,278.92	0.00	0.00	221,278.92	60,188,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.421755%	42,632,000.00	42,632,000.00	0.00	157,090.22	0.00	0.00	157,090.22	42,632,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	0.00	613,482.41	0.00	0.00	613,482.41	173,038,000.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,689,452.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,262,224.65	Master Servicing Fee	8,540.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,858.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	367.44
ARD Interest	0.00	Operating Advisor Fee	970.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,262,224.65	Total Fees	12,736.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,421,395.50	Reimbursement for Interest on Advances	914.41
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(15,551.23)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	994.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	(4,926.35)
		Other Expenses	0.00
Total Principal Collected	1,421,395.50	Total Expenses/Reimbursements	(18,569.02)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,263,130.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,426,321.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,689,452.29
Total Funds Collected	4,683,620.15	Total Funds Distributed	4,683,620.14

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	881,863,722.24	881,863,722.24	Beginning Certificate Balance	881,873,107.07
(-) Scheduled Principal Collections	1,421,395.50	1,421,395.50	(-) Principal Distributions	1,426,321.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	880,442,326.74	880,442,326.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	882,741,002.64	882,741,002.64	Ending Certificate Balance	880,446,785.22
Ending Actual Collateral Balance	881,362,772.10	881,362,772.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	9,384.83
Beginning Cumulative Advances	0.00	9,385.07	UC / (OC) Change	(4,926.35)
Current Period Advances	0.00	(4,926.35)	Ending UC / (OC)	4,458.48
Ending Cumulative Advances	0.00	4,458.72	Net WAC Rate	4.42%
			UC / (OC) Interest	34.58
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP
5,000,000 or less	15	52,536,481.43	5.97%	43	4.6247	1.453021	1.30 or less	21	368,986,794.04	41.91%	42	4.4648	1.026876
5,000,001 to 10,000,000	21	159,545,762.35	18.12%	41	4.6681	1.492519	1.31-1.40	8	81,727,847.73	9.28%	43	4.3195	1.360533
10,000,001 to 15,000,000	5	57,120,130.11	6.49%	43	4.5807	1.329620	1.41-1.50	5	44,893,457.87	5.10%	43	4.6724	1.445741
15,000,001 to 20,000,000	6	110,511,666.35	12.55%	42	4.3228	1.424639	1.51-1.60	5	64,085,821.13	7.28%	43	4.5056	1.577176
20,000,001 to 25,000,000	3	69,114,954.81	7.85%	42	4.4604	1.458135	1.61-1.70	3	16,641,118.83	1.89%	42	4.3174	1.667641
25,000,001 to 30,000,000	1	28,678,193.50	3.26%	43	4.3500	0.580000	1.71-1.80	1	2,775,975.75	0.32%	42	4.5590	1.750000
30,000,001 to 50,000,000	1	49,949,536.17	5.67%	41	4.0975	1.830000	1.81-1.90	3	64,600,287.22	7.34%	41	4.2800	1.838081
50,000,001 to 75,000,000	3	192,904,769.96	21.91%	43	4.2784	1.169669	1.91-2.00	1	9,647,120.08	1.10%	43	4.6520	1.960000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	6	48,853,072.03	5.55%	41	4.1261	2.235387
Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295	2.51-3.00	2	18,150,000.00	2.06%	43	4.6122	2.576511
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	48	160,080,832.06	18.18%	43	4.4866	NAP	Totals	154	880,442,326.74	100.00%	42	4.4391	1.403295
Alabama	5	11,363,165.07	1.29%	43	4.7698	1.673083
									Property Type³
California	6	119,008,882.55	13.52%	42	4.1473	1.317249
Colorado	2	64,288,897.43	7.30%	43	4.3002	1.077262		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	2	25,119,041.77	2.85%	43	4.6738	1.333201		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	44,359,801.30	5.04%	43	4.7792	1.111981	Defeased	48	160,080,832.06	18.18%	43	4.4866	NAP
Georgia	4	17,923,315.70	2.04%	43	4.7143	2.006151	Industrial	7	27,222,439.60	3.09%	42	4.3920	1.702995
Idaho	2	11,461,003.65	1.30%	43	4.7730	0.480481	Lodging	8	144,244,910.54	16.38%	41	4.5759	0.773834
Illinois	19	40,436,367.19	4.59%	36	4.7827	1.340758	Mixed Use	8	76,112,898.37	8.64%	42	4.3328	1.631396
Indiana	12	26,926,070.67	3.06%	43	4.6899	1.764538	Multi-Family	25	50,918,303.41	5.78%	43	4.6151	1.684596
Kentucky	3	7,386,645.35	0.84%	43	4.8685	1.460000	Office	12	51,784,586.71	5.88%	42	4.3375	1.798734
Michigan	3	12,133,307.99	1.38%	43	4.7963	1.687766	Retail	42	347,820,528.84	39.51%	43	4.3751	1.384029
Missouri	7	11,533,186.46	1.31%	43	4.8407	1.630773	Self Storage	4	22,257,827.20	2.53%	43	4.4656	1.789708
Nevada	1	3,357,812.79	0.38%	43	4.9300	1.680000	Totals	154	880,442,326.74	100.00%	42	4.4391	1.403295
New Hampshire	1	3,784,155.54	0.43%	43	4.4300	1.580000
New Jersey	2	22,202,731.95	2.52%	42	4.5102	1.575844
North Carolina	3	9,532,001.58	1.08%	43	4.5695	1.381074
Ohio	2	10,201,540.92	1.16%	43	5.2321	(0.133628)
Oklahoma	1	2,166,948.22	0.25%	43	5.0225	1.320000
Pennsylvania	5	62,346,595.44	7.08%	43	4.4776	0.943655
South Carolina	2	12,572,096.60	1.43%	43	4.6653	1.827386
Tennessee	2	6,415,000.91	0.73%	43	4.8684	1.494729
Texas	6	140,540,430.59	15.96%	42	4.3238	1.498287
Virginia	1	10,950,000.00	1.24%	42	4.0758	1.370000
Washington	10	44,352,495.02	5.04%	41	3.7210	1.870390

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP
	4.000% or less	2	44,352,495.02	5.04%	41	3.7210	1.870390	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	183,898,294.89	20.89%	42	4.1143	1.494499	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	204,322,685.03	23.21%	43	4.3791	1.233181	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	142,505,277.45	16.19%	43	4.6259	1.420798	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	111,681,386.52	12.68%	43	4.8444	1.319972	49 months or greater	55	720,361,494.68	81.82%	42	4.4285	1.363626
	5.001% or greater	4	33,601,355.77	3.82%	34	5.1632	0.674285	Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295
	Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP
	60 months or less	55	720,361,494.68	81.82%	42	4.4285	1.363626	Interest Only	6	65,700,000.00	7.46%	42	4.1796	2.188298
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	49	654,661,494.68	74.36%	42	4.4535	1.280864
	Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	160,080,832.06	18.18%	43	4.4866	NAP				None
Underwriter's Information		6	60,735,650.85	6.90%	43	4.8167	1.553822
	12 months or less	46	615,050,192.34	69.86%	42	4.3832	1.404919
	13 to 24 months	3	44,575,651.49	5.06%	43	4.5254	0.534718
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	880,442,326.74	100.00%	42	4.4391	1.403295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30309707	MH	Various	Various	Actual/360	4.425%	327,403.30	174,835.45	0.00	N/A	07/06/25	--	88,787,335.66	88,612,500.21	12/06/21
2	30520773	RT	Fresno	CA	Actual/360	4.136%	249,665.23	110,397.67	0.00	N/A	06/06/25	--	72,445,479.02	72,335,081.35	12/06/21
3	30520777	RT	El Paso	TX	Actual/360	4.399%	226,822.98	101,117.38	0.00	N/A	07/03/25	--	61,881,908.56	61,780,791.18	12/06/21
4	30520787	LO	Denver	CO	Actual/360	4.328%	212,429.79	110,306.23	0.00	N/A	07/03/25	--	58,899,203.66	58,788,897.43	12/06/21
05A3	30520782	MU	Dallas	TX	Actual/360	4.098%	170,913.43	104,426.98	0.00	N/A	05/06/25	--	50,053,963.15	49,949,536.17	12/06/21
06A2	30309709	OF	Oakland	CA	Actual/360	4.390%	182,916.67	0.00	0.00	N/A	06/06/25	--	50,000,000.00	50,000,000.00	12/06/21
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	103,958.45	0.00	0.00	N/A	07/06/25	--	28,678,193.50	28,678,193.50	12/06/21
8	30520780	LO	Tallahassee	FL	Actual/360	4.837%	92,293.10	42,452.25	0.00	N/A	07/03/25	--	22,899,146.61	22,856,694.36	04/06/20
10	30520779	OF	Seattle	WA	Actual/360	3.909%	81,427.08	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	12/06/21
11A1	30309712	RT	Lynnwood	WA	Actual/360	3.479%	56,320.01	75,174.88	0.00	N/A	06/01/25	--	19,427,669.90	19,352,495.02	12/01/21
12	30309713	OF	Mundelein	IL	Actual/360	4.705%	83,507.94	40,258.86	0.00	N/A	07/06/25	--	21,298,519.31	21,258,260.45	12/06/21
13	30309714	RT	Cypress	CA	Actual/360	4.090%	66,861.86	40,762.05	0.00	N/A	06/06/25	--	19,617,172.52	19,576,410.47	12/06/21
14	30520774	RT	Woodbury	NJ	Actual/360	4.503%	73,946.58	38,595.88	0.00	N/A	06/06/25	--	19,708,138.42	19,669,542.54	12/06/21
15	30309715	MF	Various	Various	Actual/360	4.869%	77,731.92	30,934.02	0.00	N/A	07/06/25	--	19,159,557.99	19,128,623.97	12/06/21
16	30309716	RT	Enfield	CT	Actual/360	4.605%	65,663.42	32,821.68	0.00	N/A	07/06/25	--	17,110,987.82	17,078,166.14	12/06/21
17	30520776	RT	Eddystone	PA	Actual/360	4.457%	58,444.31	30,847.62	0.00	N/A	07/03/25	--	15,737,275.83	15,706,428.21	12/06/21
18	30309717	Various Various		IN	Actual/360	4.835%	53,216.51	30,604.86	0.00	N/A	07/06/25	--	13,207,821.57	13,177,216.71	12/06/21
19	30309718	LO	Idaho Falls	ID	Actual/360	4.773%	27,257.40	18,743.60	0.00	N/A	07/06/25	--	6,852,897.94	6,834,154.34	12/06/21
20	30309719	LO	Ammon	ID	Actual/360	4.773%	18,453.77	12,689.77	0.00	N/A	07/06/25	--	4,639,539.08	4,626,849.31	12/06/21
22	30309721	MF	Chicago	IL	Actual/360	5.300%	50,056.86	19,724.11	0.00	N/A	06/06/25	--	11,333,629.76	11,313,905.65	12/06/21
23	30520768	IN	Carlsbad	CA	Actual/360	4.231%	41,498.10	19,859.08	0.00	N/A	06/06/25	--	11,768,337.21	11,748,478.13	12/06/21
24	30295214	Various Various		Various	Actual/360	5.104%	46,042.76	19,280.20	0.00	N/A	07/06/25	--	10,824,040.09	10,804,759.89	12/06/21
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	40,434.44	17,507.29	0.00	N/A	07/06/25	--	10,457,182.67	10,439,675.38	12/06/21
26	30309723	RT	San Diego	CA	Actual/360	4.020%	32,366.48	20,276.11	0.00	N/A	06/06/25	--	9,661,634.54	9,641,358.43	12/06/21
27	30309724	RT	Richmond	VA	Actual/360	4.076%	37,191.68	0.00	0.00	N/A	06/06/25	--	10,950,000.00	10,950,000.00	12/06/21
28	30295688	RT	Sarasota	FL	Actual/360	4.632%	36,914.67	18,271.73	0.00	N/A	07/06/25	--	9,563,386.61	9,545,114.88	12/06/21
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.652%	37,457.40	15,149.78	0.00	N/A	07/03/25	--	9,662,269.86	9,647,120.08	12/06/21
30	30309725	MF	Houston	TX	Actual/360	4.570%	33,915.32	17,169.98	0.00	N/A	07/06/25	--	8,905,553.86	8,888,383.88	12/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30309726	LO	Bolingbrook	IL	Actual/360	5.230%	35,882.99	21,382.06	0.00	N/A	07/06/22	--	8,233,189.80	8,211,807.74	12/06/21
32	30309727	RT	Lilburn	GA	Actual/360	4.725%	37,012.50	0.00	0.00	N/A	07/06/25	--	9,400,000.00	9,400,000.00	12/06/21
33	30295720	Various Various		MO	Actual/360	4.935%	33,980.39	14,109.88	0.00	N/A	07/06/25	--	8,262,709.49	8,248,599.61	12/06/21
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	32,357.65	14,971.09	0.00	N/A	07/06/25	--	8,055,846.72	8,040,875.63	12/06/21
35	30309729	MH	Various	Various	Actual/360	4.515%	30,122.13	15,559.80	0.00	N/A	07/06/25	--	8,005,880.85	7,990,321.05	12/06/21
36	30309730	MF	Various	IL	Actual/360	4.491%	32,746.88	0.00	0.00	N/A	07/06/25	--	8,750,000.00	8,750,000.00	12/06/21
37	30295695	RT	Various	Various	Actual/360	4.709%	32,241.43	13,186.72	0.00	N/A	07/06/25	--	8,216,120.87	8,202,934.15	12/06/21
38	30309731	LO	Columbus	OH	Actual/360	5.295%	34,681.22	13,603.27	0.00	N/A	07/06/25	--	7,859,765.69	7,846,162.42	02/06/21
39	30309732	MF	New Braunfels	TX	Actual/360	4.400%	29,569.98	13,245.08	0.00	N/A	06/06/25	--	8,064,540.65	8,051,295.57	12/06/21
40	30309733	SS	Various	Various	Actual/360	4.570%	27,132.25	13,735.99	0.00	N/A	07/06/25	--	7,124,443.11	7,110,707.12	12/06/21
41	30309734	RT	Various	Various	Actual/360	5.023%	28,262.06	13,883.34	0.00	N/A	07/06/25	--	6,752,509.06	6,738,625.72	12/06/21
42	30309735	LO	Sherman	TX	Actual/360	4.860%	25,976.70	11,849.45	0.00	N/A	07/06/25	--	6,414,000.89	6,402,151.44	12/06/21
43	30309736	RT	Canton	GA	Actual/360	4.669%	22,697.34	10,376.34	0.00	N/A	07/06/25	--	5,833,540.94	5,823,164.60	12/06/21
44	30520775	MF	Zionsville	IN	Actual/360	4.348%	22,104.88	0.00	0.00	N/A	07/03/25	--	6,100,000.00	6,100,000.00	12/06/21
45	30520783	RT	San Antonio	TX	Actual/360	4.407%	20,119.47	10,138.94	0.00	N/A	07/03/25	--	5,478,411.29	5,468,272.35	12/06/21
46	30309737	OF	Auburn Hills	MI	Actual/360	4.844%	20,605.11	9,452.60	0.00	N/A	07/06/25	--	5,104,486.99	5,095,034.39	12/06/21
47	30520769	SS	Lakewood	CO	Actual/360	4.003%	18,349.38	0.00	0.00	N/A	06/06/25	--	5,500,000.00	5,500,000.00	12/06/21
48	30520781	IN	Birmingham	AL	Actual/360	4.199%	14,715.70	8,557.35	0.00	N/A	07/03/25	--	4,205,987.69	4,197,430.34	12/06/21
49	30520784	RT	Pisgah Forest	NC	Actual/360	4.396%	15,612.91	7,412.58	0.00	N/A	07/03/25	--	4,261,456.53	4,254,043.95	12/06/21
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	14,567.36	12,984.02	0.00	N/A	07/06/25	--	3,666,281.64	3,653,297.62	12/06/21
51	30309739	RT	Delray Beach	FL	Actual/360	4.963%	17,290.91	6,228.50	0.00	N/A	07/06/25	--	4,181,177.77	4,174,949.27	12/06/21
52	30309740	IN	Nashua	NH	Actual/360	4.430%	13,997.38	7,460.85	0.00	N/A	07/06/25	--	3,791,616.39	3,784,155.54	12/06/21
53	30309741	RT	Indianapolis	IN	Actual/360	4.540%	13,805.44	7,066.22	0.00	N/A	07/06/25	--	3,649,013.83	3,641,947.61	12/06/21
54	30309742	RT	Shelby Township	MI	Actual/360	4.755%	13,450.08	9,366.12	0.00	N/A	06/06/25	--	3,394,342.10	3,384,975.98	12/06/21
55	30309743	RT	Las Vegas	NV	Actual/360	4.930%	13,820.28	6,150.41	0.00	N/A	07/06/25	--	3,363,963.20	3,357,812.79	12/06/21
56	30309744	RT	Harrisonville	MO	Actual/360	4.604%	12,626.23	6,350.46	0.00	N/A	06/06/25	--	3,290,937.31	3,284,586.85	12/06/21
58	30309745	RT	Temecula	CA	Actual/360	4.394%	10,863.60	5,901.01	0.00	N/A	06/06/25	--	2,966,508.31	2,960,607.30	12/06/21
59	30309746	RT	Jersey Shore	PA	Actual/360	4.652%	11,621.43	5,037.51	0.00	N/A	06/06/25	--	2,997,788.66	2,992,751.15	12/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	30309747	RT	Lakewood	CA	Actual/360	4.685%	10,745.90	5,471.39	0.00	N/A	07/06/25	--	2,752,418.26	2,746,946.87	12/06/21
61	30309748	RT	Duluth	GA	Actual/360	4.775%	10,764.49	5,060.96	0.00	N/A	07/06/25	--	2,705,212.06	2,700,151.10	12/06/21
62	30309749	IN	Memphis	TN	Actual/360	4.559%	10,564.41	4,741.50	0.00	N/A	06/06/25	--	2,780,717.25	2,775,975.75	12/06/21
63	30309750	MH	Grove	OK	Actual/360	4.880%	8,824.71	5,904.60	0.00	N/A	06/06/25	--	2,170,009.75	2,164,105.15	12/06/21
Totals							3,262,224.65	1,421,395.50	0.00				881,863,722.24	880,442,326.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	5,957,158.72	5,690,019.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,591,415.20	5,439,512.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(1,230,201.86)	4,575,208.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	22,479,058.01	29,386,396.55	03/01/21	08/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,059,218.94	0.00	--	--	06/07/21	0.00	0.00	0.00	0.00	0.00	0.00
8	1,387,576.00	0.00	--	--	06/07/21	0.00	0.00	134,207.03	2,686,047.09	423,786.67	0.00
10	36,076,210.25	32,477,546.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	27,858,784.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,643,659.16	1,751,239.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,107,726.04	1,691,295.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,678,905.52	2,266,901.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,205,521.17	2,438,422.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,906,671.38	1,639,459.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,517,939.34	1,734,974.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,848,070.05	1,775,122.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	236,432.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	412,106.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,125,341.19	1,213,761.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	922,165.44	1,097,089.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	762,824.82	649,967.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	860,110.85	1,121,239.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,623,784.07	758,230.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,319,332.21	1,092,711.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,137,951.00	1,257,228.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	5,621.96	0.00
30	711,272.25	690,558.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	254,362.12	455,050.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,207,752.08	1,350,927.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	846,349.57	1,169,443.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	882,537.59	797,476.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,006,635.95	1,006,390.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	923,508.61	935,951.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(286,048.08)	0.00	--	--	--	0.00	0.00	48,083.35	482,511.74	0.00	0.00
39	789,735.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	838,049.55	820,850.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	329,258.38	486,250.16	--	--	--	0.00	0.00	0.00	0.00	0.00	(4,926.35)
42	378,703.83	941,016.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	567,533.65	533,388.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	635,552.78	681,768.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	547,130.19	552,990.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	886,341.27	874,622.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	425,348.71	460,188.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	395,052.04	656,865.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	416,471.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	409,819.98	431,011.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	313,766.31	363,858.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	431,858.19	434,731.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	370,208.00	443,524.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	358,395.73	345,649.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	423,373.57	415,943.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	275,966.87	268,761.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	458,447.09	436,013.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	248,764.44	243,930.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	253,508.98	237,160.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	244,811.22	74,489.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	212,504.61	375,284.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	135,244,732.72	114,540,427.65				0.00	0.00	182,290.37	3,168,558.83	429,408.63	(4,926.35)

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	2	30,702,856.78	0	0.00	1	22,856,694.36	0	0.00	0	0.00	0	0.00	4.439072%	4.421741%	42
11/15/21	0	0.00	0	0.00	3	59,437,105.80	0	0.00	0	0.00	1	28,678,193.50	0	0.00	0	0.00	4.439087%	4.421755%	43
10/13/21	0	0.00	0	0.00	3	58,629,582.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439184%	4.421845%	44
09/13/21	0	0.00	0	0.00	3	58,733,520.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439194%	4.421854%	45
08/12/21	1	6,791,977.72	0	0.00	3	58,829,457.81	0	0.00	0	0.00	1	2,719,560.44	0	0.00	0	0.00	4.439199%	4.421858%	46
07/12/21	0	0.00	0	0.00	3	58,925,011.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439204%	4.421863%	47
06/11/21	0	0.00	0	0.00	3	59,027,804.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439213%	4.421871%	48
05/12/21	0	0.00	1	7,935,560.21	2	51,187,003.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439217%	4.421875%	49
04/12/21	1	7,948,770.75	0	0.00	2	51,275,819.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439226%	4.421883%	50
03/12/21	0	0.00	0	0.00	2	51,357,804.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439230%	4.421887%	51
02/12/21	0	0.00	1	7,976,193.37	2	51,458,987.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439246%	4.421902%	52
01/12/21	0	0.00	0	0.00	3	59,528,308.71	0	0.00	0	0.00	2	14,874,790.80	0	0.00	0	0.00	4.439251%	4.421906%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30520780	04/06/20	19	6	134,207.03	2,686,047.09	1,226,763.15	23,647,108.77	06/25/20	7			11/08/21
38	30309731	02/06/21	9	6	48,083.35	482,511.74	17,901.95	7,976,193.37	05/12/21	1
Totals					182,290.37	3,168,558.83	1,244,665.10	31,623,302.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		8,211,808	8,211,808	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		872,230,519	841,527,662	7,846,162	22,856,694
49 - 60 Months		0	0	0	0
> 60 Months		0	0	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	880,442,327	849,739,470	0	0	7,846,162	22,856,694
Nov-21	881,863,722	822,426,616	0	0	59,437,106	0
Oct-21	882,328,047	823,698,465	0	0	58,629,582	0
Sep-21	883,787,647	825,054,127	0	0	58,733,520	0
Aug-21	885,145,471	819,524,035	6,791,978	0	58,829,458	0
Jul-21	886,498,128	827,573,116	0	0	58,925,011	0
Jun-21	887,942,366	828,914,562	0	0	59,027,804	0
May-21	889,284,378	821,807,020	0	7,935,560	59,541,798	0
Apr-21	890,718,353	823,118,206	7,948,771	0	59,651,376	0
Mar-21	892,049,799	832,296,981	0	0	59,752,818	0
Feb-21	893,668,475	825,815,259	0	7,976,193	59,877,023	0
Jan-21	894,990,498	827,024,886	0	0	67,965,611	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30309711	28,678,193.50	28,678,193.50	35,400,000.00	03/16/21	1,044,344.90	0.58000	07/31/20	07/06/25	282
8	30520780	22,856,694.36	23,647,108.77	32,600,000.00	04/11/21	1,387,576.00	0.86000	12/31/20	07/03/25	282
38	30309731	7,846,162.42	7,976,193.37	8,800,000.00	06/11/21	(328,470.80)	(0.57000)	06/30/20	07/06/25	282
Totals		59,381,050.28	60,301,495.64	76,800,000.00		2,103,450.10

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30309711	LO	PA	06/26/20	1

12/5/2021 - COVID - The loan transferred to special servicing effective 6/25/2020 for payment default. The collateral consists of a 175-room lodging property that was built in 2001 (most recently renovated in 2018/2019) and 12,000 square feet of retail s pace on an outparcel that was built in 2005. The collateral is located in Canonsburg, PA. The property was most recently inspected on 7/30/2021 and found to be in good condition at that time. TTM Oct 2021 data states 33.3%

Occupancy, $105.02 ADR, and $34. 94 RevPAR (compared to $33.59 TTM 2020 and $70.72 TTM 2019). RevPAR Index of 75.7 compares to 91.0 in 2020 and 99.7 in 2019. As of Oct 2021, the trailing three-month RevPAR Index is up year-over-

year, from 74.4 in 2020 to 91.9 in 2021. PNA was signed on 8 /18/20. A modification of the loan closed on 7/29/2021. The relief provided by the loan modification, specifically the 12 months of deferred interest and 24 months of interest-only payments, will lessen the immediate burden on the borrower while property and market performance rebound.
8	30520780	LO	FL	06/25/20	7

12/5/2021 - COVID - The loan transferred to special servicing effective 6/25/2020 for imminent default. The 242-room lodging property was built in 1971 (renovated in 2015) and is located in Tallahassee, FL. TTM Oct 2021 states 44.0%

Occupancy, $137.48 AD R, and $60.46 RevPAR (compared to $66.48 TTM 2020 and $107.11 TTM 2019). RevPAR Index of 88.5 compares to 112.2 in 2020 and 101.4 in 2019. As of Oct 2021, the trailing three-month RevPAR Index is down year-over-year, from 98.9 in 2020 to 94.6 in 2021. A r eceivership order was entered on 6/17/2021. The receiver took over the property of 6/18/2021. The most recent inspection on 7/10/21 found the property to be in overall good condition at that time. However, the Receiver continues to work with a contractor to work on the rebuild after the two events of water damage in Feb 2021 and Aug 2021. The receiver continues to work to get all rooms rebuilt and back online. At present the property is down 26 rooms. The out of order rooms are impacting the Occupancy tha t the hotel can drive. The Trust''s SPE was recently the successful bidder at a foreclosure auction that was held by the court. The asset is now REO, and counsel is working to have the receivership terminated.
38	30309731	LO	OH	05/12/21	1
	12/5/2021 - COVID - The loan transferred to special servicing on 5/12/21 for payment default. The 110-room hotel in Columbus, OH was built in 2009.						The hotel was inspected on 6/23/2021 and found to be in good condition. TTM October 2021 indicates 35.1%

occupancy, $89.74 ADR, and $31.48 RevPAR (compares to 30.0%, $93.86 and $28.15 for TTM October 2020). TTM October 2021 RevPAR Index of 72.0 compares to 74.5 TTM 2020 and 74.5 TTM 2019. The trailing three-

month RevPAR Index changed year-over-year from 77. 3 in 2020 to 71.8 in 2021. On 10/19/20 the special servicer consented to applying $50,000 of FF&E Reserve per month for the 10/6/2020 to and including the 2/6/21 monthly payment obligations with Borrower paying any amounts above and beyond $50,000. The Borrower has since requested additional relief. This request is under review by the special servicer.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
41	30309734	6,875,134.64	5.02200%	6,875,134.64	5.02200%	8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	(23,821.89)	0.00	0.00	0.00	0.00	0.00	118.77	0.00	0.00	0.00
8	0.00	0.00	4,770.66	0.00	0.00	0.00	0.00	0.00	655.30	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	572.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	421.50	0.00	0.00	0.00	140.34	0.00	0.00	0.00
Total	0.00	0.00	(15,551.23)	0.00	994.15	0.00	0.00	0.00	914.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(13,642.67)

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31